Common Share Purchase Warrants - Schedule of warrant activity (Details) - $ / shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure Of Common Share Purchase Warrants [Abstract]
Number of warrants Outstanding, beginning of year	36,666,958	33,379,408
Weighted average exercise price, Outstanding, beginning of year	$ 8.85	$ 7.6
Number of warrants Expired and cancelled during period	(3,179,074)	(535,889)
Weighted average exercise price, Expired and cancelled during period	$ 33.86	$ 4.09
Number of warrants Issued on acquisition	1,554,320	5,970,370
Weighted average exercise price, Issued on acquisition	$ 22.43	$ 14.59
Number of warrants Issued	24,540,012	0
Weighted average exercise price, Warrants issued during period	$ 4.35	$ 0
Number of warrants Exercised during period	0	(2,146,931)
Weighted average exercise price, Exercised during period	$ 0	$ 4.1
Number of warrants Outstanding, end of year	59,582,216	36,666,958
Weighted average exercise price, Outstanding, end of year	$ 6.07	$ 8.85